Tax (Tables)	12 Months Ended
Dec. 31, 2024
Tax [Abstract]
Specification of Income Tax
Specification of income tax
(Dollars in thousands)	2024	2023	2022
Income tax payable	$607	$532	$592
Tax expenses related to previous year	(22)	47	(4)
Change in deferred tax	22	70	(1)
Total income tax expense	$608	$649	$587

Specification of Temporary Differences and Deferred Tax
Specification of temporary differences and deferred tax
	December 31,	December 31,	December 31,
(Dollars in thousands)	2024	2023	2022
Property, plant and equipment	$360	$294	$468
Pensions	(530)	(900)	(695)
Total basis for deferred tax	$(170)	$(606)	$(227)
Deferred tax liability/(asset), net [1]	$(84)	$(176)	$(113)
Deferred tax (asset), gross [2]	(127)	(212)	(168)
Deferred tax liability, gross [2]	43	36	55

[1]	Due to materiality, recognized in prepaid expenses and not on a separate line in the statements of financial position.
[2]
Deferred tax liabilities related to one of the indirect subsidiaries in Singapore and one of the direct subsidiaries in Singapore, and cannot be off-set with the deferred tax asset related to the subsidiary in Norway.

Reconciliation of Income Tax Expense
Reconciliation of income tax expense

(Dollars in thousands)	2024	2023	2022
Profit/(loss) before income tax	$182,069	$162,046	$62,567
Expected income tax assessed at the tax rate for the Parent company (0%)	-	-	-
Adjusted for tax effect of the following items:
Income in subsidiary, subject to income tax	608	649	587
Total income tax expense	$608	$649	$587